Non-controlling interest	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Non-controlling interest

18.	Non-controlling interest

The changes to the non-controlling interest for the years ended August 31, 2024 and 2023 are as follows:

	For the year ended August 31,
	2024	2023
Balance at beginning of year	$7,156	$2,361
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive earnings	3,980	4,795
Balance at end of year	$11,136	$7,156

Summarized financial information for Buckreef is disclosed below:

	For the year ended August 31,
Income Statement	2024	2023
Revenue	$40,948	$38,320
Depreciation	2,195	1,259
Accretion expense	584	709
Income tax expense	6,826	5,331
Comprehensive income for the year	8,845	10,656

Statement of Financial Position	August 31, 2024	August 31, 2023
Current assets	$11,297	$11,238
Non-current assets	78,952	64,762
Total current liabilities	(16,973)	(12,113)
Non-current liabilities	(11,528)	(5,301)
Advances from parent, net	(30,210)	(36,049)

	For the year ended August 31,
Statement of Cash Flows	2024	2023
Cash provided by operating activities	$20,191	$21,903
Cash used in investing activities	(13,813)	(17,863)
Cash used in financing activities	(6,167)	(2,012)